EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS	12 Months Ended
Jan. 03, 2014
Notes to Financial Statements [Abstract]
EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS

NOTE 14. EMPLOYEE RETIREMENT AND POST-RETIREMENT BENEFIT PLANS

Defined Contribution Plans

We made contributions of $90.4 million, $91.0 million and $48.1 million to our defined contribution plans during the years ended January 3, 2014, December 28, 2012, and December 30, 2011, respectively. Full- and part-time employees, and employees covered by collective bargaining agreements are generally able to participate in one of our defined contribution plans. Cash contributions to these defined contribution plans are based on either a percentage of employee contributions or on a specified amount per hour depending on the provisions of each plan.

In addition to the above, some of our foreign subsidiaries have contributory trustee retirement plans covering substantially all of their employees. We made contributions to our foreign plans in the amounts of approximately $45.6 million, $35.9 million, and $20.2 million for the years ended January 3, 2014, December 28, 2012, and December 30, 2011, respectively.

Deferred Compensation Plans

We maintain various deferred compensation plans, including a restoration plan for some executives of the Energy & Construction Division. The URS E&C Holdings, Inc. Voluntary Deferred Compensation Plan allows for deferral of salary and incentive compensation. The URS E&C Holdings, Inc. Restoration Plan provides matching contributions on compensation not eligible for matching contributions under the URS Corporation, Inc. 401(k) Plan. As of January 3, 2014 and December 28, 2012, the accrued benefit amounts for our deferred compensation plans were $22.6 million and $23.2 million, respectively, and are included in “Other long-term liabilities” on our Consolidated Balance Sheets.

Defined Benefit Plans

We sponsor a number of pension and unfunded supplemental executive retirement plans, including the following significant plans.

We provide a defined benefit plan, the URS Federal Technical Services, Inc. Employees' Retirement Plan, to cover some of the Federal Services Division's hourly and salaried employees as well as our employees of a joint venture in which this business group participates. This pension plan provides retirement benefit payments for the life of participating retired employees. It was closed to new participants on June 30, 2003, but active participants continue to accrue benefits. All participants are fully vested in their benefits.

We also provide various defined benefit pension plans and unfunded supplemental retirement plans, including the URS Government Services Group Pension Plan, the Washington Government Services Group Executive Pension Plan, and the URS Professional Solutions LLC Pension Plan, which primarily cover groups of current and former employees of the Federal Services Division. These plans were closed to future accruals after December 31, 2005.

In addition, as part of our acquisition of Scott Wilson Group plc (“Scott Wilson”), there are two foreign defined benefit retirement plans, the Scott Wilson Pension Scheme (“SWPS”) and the Scott Wilson Railways Shared Cost Section of the Railways Pension Scheme (“RPS”). The SWPS is closed to new participants and was closed to future accruals on October 1, 2010. The RPS is closed to new participants other than those who have an indefeasible right to join under U.K. law.

Consistent with foreign laws, we may also contribute funds into foreign government-managed accounts or insurance companies for our foreign employees.

Valuation

We measure our pension costs according to actuarial valuations and the projected unit credit method is used to determine pension costs for financial accounting purposes.

The discount rates for our defined benefit plans were derived using an actuarial “bond model.” The models for domestic and foreign plans assume that we purchase bonds with a credit rating of AA or better by a single bond rating agency, at prices based on a current bond yield and bond quality. The model develops the yield on this portfolio of bonds as of the measurement date. The cash flows from the bonds selected for the portfolio generally match our expected benefit payments in future years.

For our domestic plans, the Citigroup High Grade Credit Index (AAA/AA 10+ Year) or Citigroup Pension Discount Curve was used to determine the yield differential for cash flow streams from appropriate quality bonds as of the measurement date. For our foreign plans, the iBoxx GBP Corporate Bond Index (AA 15+ Year) was used to determine the yield differential for cash flow streams from appropriate quality bonds as of the measurement date.

The weighted average of the bond yields is determined based upon the estimated retirement payments in order to derive the discount rate used in calculating the present value of the pension plan obligations.

Our estimates of benefit obligations and assumptions used to measure those obligations for the defined benefit plans as of January 3, 2014 and December 28, 2012, were as follows:

				##SL
	Domestic Plans		Foreign Plans
	January 3,	December 28,	January 3,	December 28,
(In millions, except percentages)	2014	2012	2014	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$443.4	$383.3	$485.9	$447.9
Service cost	7.5	7.5	0.5	0.6
Interest cost	17.6	18.9	22.2	22.6
Employee contributions	—	—	0.4	0.4
Plan amendment	2.7	—	—	—
Benefits paid and expenses	(21.6)	(16.6)	(15.4)	(14.9)
Exchange rate changes	—	—	13.2	20.8
Actuarial (gain) loss	(34.4)	50.3	49.8	8.5
Benefit obligation at end of year	$415.2	$443.4	$556.6	$485.9

Change in plan assets:
Fair value of plan assets at beginning of year	$274.2	$236.4	$370.8	$334.3
Actual gain (loss) on plan assets	28.3	31.4	22.2	25.6
Employer contributions	16.0	18.4	9.1	9.7
Employer direct benefit payments	5.1	4.6	—	—
Employee contributions	—	—	0.4	0.4
Exchange rate changes	—	—	8.6	15.7
Benefits paid and expenses	(21.6)	(16.6)	(15.4)	(14.9)
Fair value of plan assets at end of year	$302.0	$274.2	$395.7	$370.8

Underfunded status reconciliation:
Underfunded status	$113.2	$169.2	$160.9	$115.1
Net amount recognized	$113.2	$169.2	$160.9	$115.1

Amounts recognized in our Consolidated Balance Sheets consist of:
Accrued benefit liability included in current liabilities	$20.9	$5.1	$—	$—
Accrued benefit liability included in other long-term liabilities	92.3	164.1	160.9	115.1
Net amount recognized	$113.2	$169.2	$160.9	$115.1

Amounts recognized in accumulated other comprehensive income consist of:
Prior service income	$0.2	$0.6	$—	$—
Net gain (loss)	(80.8)	(140.5)	(96.1)	(41.6)
Net amount recognized	$(80.6)	$(139.9)	$(96.1)	$(41.6)

Additional information:
Accumulated benefit obligation	$409.7	$437.6	$545.1	$470.7

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.97%	4.02%	4.70%	4.80%
Rate of compensation increase	4.50%	4.50%	3.30%	2.80%

	Domestic Plans		Foreign Plans
	January 3,	December 28,	January 3,	December 28,
(In millions, except percentages)	2014	2012	2014	2012
Amounts recognized in accumulated other comprehensive income consist of:
Prior service income	$0.2	$0.6	$—	$—
Net gain (loss)	(80.8)	(140.5)	(96.1)	(41.6)
Net amount recognized	$(80.6)	$(139.9)	$(96.1)	$(41.6)

Additional information:
Accumulated benefit obligation	$409.7	$437.6	$545.1	$470.7

Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.97%	4.02%	4.70%	4.80%
Rate of compensation increase	4.50%	4.50%	3.30%	2.80%

Net periodic pension costs and other comprehensive income included the following components for the years ended January 3, 2014, December 28, 2012, and December 30, 2011:

	Years Ended
	Domestic Plans			Foreign Plans
	January 3,	December 28,	December 30,	January 3,	December 28,	December 30,
(In millions, except percentages)	2014	2012	2011	2014	2012	2011
Net periodic pension costs:
Service cost	$7.5	$7.5	$6.8	$0.5	$0.6	$0.6
Interest cost	17.6	18.9	19.0	22.2	22.6	24.4
Expected return on plan assets	(19.2)	(17.7)	(16.4)	(23.2)	(22.2)	(22.9)
Amortization or curtailment recognition of prior service cost	2.3	(3.0)	(3.2)	—	—	—
Recognized actuarial loss	16.2	9.8	7.4	—	—	—
Total net periodic pension costs	$24.4	$15.5	$13.6	$(0.5)	$1.0	$2.1

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$2.7	$—	$(1.1)	$—	$—	$—
Net loss (gain)	(43.5)	36.7	27.3	50.9	5.1	48.6
Effect of exchange rate changes on amounts included in accumulated other comprehensive income	—	—	—	3.6	1.7	(1.9)
Amortization or curtailment recognition of prior service cost	(2.3)	3.0	3.2	—	—	—
Amortization or settlement recognition of net loss	(16.2)	(9.8)	(7.4)	—	—	—
Total recognized in other comprehensive loss (income)	$(59.3)	$29.9	$22.0	$54.5	$6.8	$46.7

Total recognized in net periodic pension costs and other comprehensive loss (income)	$(34.9)	$45.4	$35.6	$54.0	$7.8	$48.8

Weighted-average assumptions used to determine net periodic cost for years ended:
Discount rate	4.02%	5.05%	5.55%	4.80%	5.00%	5.70%
Rate of compensation increase	4.50%	4.50%	4.50%	2.80%	3.00%	3.45%
Expected long-term rate of return on plan assets	7.35%	7.34%	7.44%	7.00%	7.00%	6.96%

Measurement dates	12/28/2012	12/30/2011	12/31/2010	12/28/2012	12/30/2011	12/31/2010

Investment policies & strategies

Our investment policies and strategies are to seek a competitive rate of return relative to an appropriate level of risk depending on the funded status and obligations of each plan. The plans' investment managers employ both active and passive investment management strategies with the goal of matching or outperforming the broad markets in which they invest. Our risk management practices include diversification across asset classes and investment styles and periodic rebalancing toward asset allocation targets. The target asset allocation selected for each domestic plan reflects a risk/return profile that we believe is appropriate relative to each plan's liability structure and return goals. We conduct periodic asset-liability studies for domestic plan assets in order to model various potential asset allocations in comparison to each plan's forecasted liabilities and liquidity needs. For the foreign plans, asset allocation decisions are generally made by an independent board of trustees, or similar governing body.

For our domestic and foreign plans, investment objectives are aligned to generate returns that will enable the plans to meet their future obligations.

The assumptions we use in determining the expected long-term rate of return on plan assets are based on an actuarial analysis. This analysis includes a review of anticipated future long-term performance of individual asset classes and consideration of the appropriate asset allocation strategy, given the anticipated requirements of the plan, to determine the average rate of earnings expected on the funds invested to provide for the pension plan benefits. While the study gives appropriate consideration to recent fund performance and historical returns, the assumption is primarily a long-term, prospective rate.

Our weighted-average target asset allocation for the defined benefit plans is as follows:

	Current Target Asset Allocation
	Domestic Plans	Foreign Plans
Equity securities	45%	30%
Debt securities	55%	36%
Real estate	—	6%
Hedge fund	—	25%
Other	—	3%
Total	100%	100%

During 2014, we expect to make cash contributions, including estimated employer-directed benefit payments, of between $45 million and $50 million, to the domestic and foreign defined benefit plans.

As of January 3, 2014, the estimated portions of the net loss and the prior service cost in accumulated other comprehensive income that will be recognized as components of net periodic benefit cost over the next fiscal year are $8.9 million and $0.2 million, respectively. In addition, the estimated future benefit payments to be paid out in the next ten years under our defined benefit plans are as follows:

For the Fiscal Year:	Estimated Future Benefit Payments
(In millions)	Domestic Plans	Foreign Plans
2014	$38.0	$17.0
2015	23.0	17.0
2016	23.0	18.0
2017	24.0	18.0
2018	25.0	19.0
Next five fiscal years thereafter	130.0	103.0
Total	$263.0	$192.0

Fair Values of Defined Benefit Plans Assets

As of January 3, 2014 and December 28, 2012, the fair values of our defined benefit plan assets by the major asset categories are as follows:

	Total	Fair Value Measurement as of January 3, 2014
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	January 3,	Active Markets	Observable Inputs	Inputs
(In millions)	2014	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$15.7	$5.1	$10.6	$—
U.S. equity funds	78.1	—	78.1	—
International equity funds	95.6	—	95.6	—
Global equity funds	82.4	—	82.4	—
Fixed income securities	304.4	—	294.5	9.9
International property funds	121.5	—	42.7	78.8
Total	$697.7	$5.1	$603.9	$88.7

	Total	Fair Value Measurement as of December 28, 2012
	Carrying			Significant
	Value as of	Quoted Prices in	Significant Other	Unobservable
	December 28,	Active Markets	Observable Inputs	Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$21.0	$8.0	$13.0	$—
U.S. equity funds	74.4	—	74.4	—
International equity funds	94.6	—	94.6	—
Global equity funds	72.2	—	72.2	—
Fixed income securities	264.9	—	264.9	—
International property funds	117.9	—	43.8	74.1
Total	$645.0	$8.0	$562.9	$74.1

The following table presents a reconciliation of the beginning and ending balances of the fair value measurements using significant unobservable inputs (Level 3):

(In millions)	Level 3 Fair Value Measurement Rollforward

Balance as of December 30, 2011	$47.9
Unrealized gains (losses)	4.4
Purchases, sales, issuances and settlements, net	21.8
Balance as of December 28, 2012	$74.1
Realized gains (losses)	0.1
Unrealized gains (losses)	6.3
Purchases, sales, issuances and settlements, net	8.2
Balance as of January 3, 2014	$88.7

Level 1: The fair values of the plan assets in this category are the plans' interest in cash and cash equivalents.

Level 2: The fair values of the plans' interest in common collective trust funds are based on quoted prices in inactive markets, inputs other than quoted prices that are observable for the asset, net asset values as reported by the issuer and/or inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset.

Level 3: The fair values of the plan assets in this category are initially based on net asset values as reported by the issuer. Restrictions on the redemption of the investments and delays in settlement are taken into consideration. The values cannot be readily derived from or corroborated by observable market data and generally require additional time to liquate in an orderly manner.

Post-retirement Benefit Plans

We sponsor a number of retiree health and life insurance benefit plans (post-retirement benefit plans) for our Energy & Construction and Federal Services Divisions. The post-retirement benefits provided under company sponsored health care and life insurance plans of the Energy & Construction Division were frozen prior to the Washington Group International, Inc. (“WGI”) acquisition. The Federal Services plan was closed to new participants in 2003.

Accumulated post-retirement benefit obligations for the post-retirement benefit plans as of January 3, 2014 and December 28, 2012 were $38.9 million and $43.6 million, respectively. The discount rates used to compute the benefit obligations at January 3, 2014 and December 28, 2012 were 4.61% and 3.48%, respectively. As of January 3, 2014 and December 28, 2012, the fair values of the plan assets were $3.5 million and $3.1 million, respectively.

Net periodic post-retirement benefit costs for the post-retirement benefit plans for the years ended January 3, 2014, December 28, 2012, and December 30, 2011 were $1.8 million, $2.5 million and $1.8 million, respectively. The measurement date used for the post-retirement benefit plans was the beginning of each fiscal year. The weighted-average discount rates used to determine net periodic costs were 3.48%, 4.69%, and 5.23%, respectively, and the expected long-term rates of return on plan assets were 7.50%, 7.50%, and 7.50%, respectively, for the years ended January 3, 2014, December 28, 2012, and December 30, 2011.

The assumptions used related to health care cost trend rates for the years ended January 3, 2014 and December 28, 2012 were as follows:

	January 3,	December 28,
	2014	2012
Assumed blended health care cost trend rates at year-end:
Health care cost trend rate assumed for next year	7.92%	7.94%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.94%	4.94%
Years that the rates reach the ultimate trend rate	2020/2024	2020/2024

We currently expect to make cash contributions, including estimated employer direct benefit payments, of between $3 million and $4 million to the post-retirement benefit plans for 2014.

Multiemployer Pension Plans

We participate in approximately 200 construction-industry multiemployer pension plans. Generally, the plans provide defined benefits to substantially all employees covered by collective bargaining agreements. Under the Employee Retirement Income Security Act, a contributor to a multiemployer plan is liable, upon termination or withdrawal from a plan, for its proportionate share of a plan's unfunded vested liability.

Our aggregate contributions to these plans were $49.7 million, $48.2 million, and $40.7 million for the years ended January 3, 2014, December 28, 2012, and December 30, 2011, respectively. At January 3, 2014, none of the plans in which we participate are individually significant to our consolidated financial statements.